Restricted net assets (Details Narrative)	12 Months Ended
Dec. 31, 2024
Restrictions on net assets of PRC subsidiaries, threshold percentage	25.00%
Variable Interest Entity, Primary Beneficiary [Member]
Percentage of transfer of net income after tax to statutory general reserve	10.00%
Percentage of reserve funds that reached registered capital	50.00%